Leases - (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows:

	December 31, 2020	December 31, 2019
Operating lease right-of-use asset	$10,864	$13,219
Accrued rent	877	835

Total operating lease right-of-use asset, net	$9,987	$12,384
Short-term operating lease liabilities	$3,033	$2,795
Long-term operating lease liabilities	7,831	10,424

Total operating lease liabilities	$10,864	$13,219

Cash paid for amounts included in the measurement of operating lease liabilities	$3.2 million	$2.5 million

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2020	Seattle Lease	Seoul Lease (Related Party)
2021	$1,938	$1,443
2022	1,987	1,471
2023	2,037	1,267
2024	1,732	—
2025	—	—

Thereafter	—	—
Less: Imputed Interest	(683)	(328)
Total	$7,011	$3,853